Investment Securities [Text Block]	12 Months Ended
Mar. 31, 2013
Investment Securities [Text Block]
3.	INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and fair value of investment securities available for sale and being held to maturity at March 31, 2012 and 2013 were as follows:

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:

(1)	UNBC reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

At March 31, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥49,159,827	¥323,725		¥3,598		¥49,479,954
Japanese prefectural and municipal bonds	207,227	9,852		4		217,075
Foreign governments and official institutions bonds	701,504	17,814		3,022		716,296
Corporate bonds	1,868,599	55,044		697		1,922,946
Residential mortgage-backed securities	1,204,219	20,902		1,501		1,223,620
Commercial mortgage-backed securities	260,057	9,895		570		269,382
Asset-backed securities	813,312	1,132		3,766		810,678
Other debt securities(1)	109,365	2,247		4,898		106,714
Marketable equity securities	2,224,060	1,874,159		815		4,097,404

Total	¥56,548,170	¥2,314,770		¥18,871		¥58,844,069

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥232,881	¥1,883		¥—		¥234,764
Foreign governments and official institutions bonds	284,315	2,409		—		286,724
Corporate bonds	23,555	173		—		23,728
Residential mortgage-backed securities	86,722	1,056	(2)	11		87,767
Asset-backed securities	1,503,691	51,396		—	(3)	1,555,087

Total	¥2,131,164	¥56,917		¥11		¥2,188,070

Notes:

(1)	Other debt securities in the table above includes ¥106,699 million of private placement tax-exempt debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.

Other Securities

Investment securities other than Securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥876,333 million and ¥864,052 million at March 31, 2012 and 2013, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥33,432 million and ¥25,900 million at March 31, 2012 and 2013, respectively. See Note 29 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥302,318 million and ¥ 357,805 million at March 31, 2012 and 2013, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation techniques to determine if the investment is impaired in each reporting period. These cost-method investments are primarily comprised of nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future. See Note 29 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other than temporary.

With respect to cost-method investments of ¥574,015 million and ¥506,247 million at March 31, 2012 and 2013, respectively, the MUFG Group performed a test to determine whether any impairment indicator existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs evaluation of whether the impairment is other than temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share in an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥570,122 million and ¥503,671 million at March 31, 2012 and 2013, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedure described above, the MUFG Group recognized other-than-temporary impairment losses on the cost-method investment of ¥2,882 million, ¥5,829 million and ¥2,364 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of debt securities being held to maturity and the fair values of debt securities available for sale at March 31, 2013 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥318,546	¥319,879	¥14,977,782
Due from one year to five years	233,371	237,234	28,121,000
Due from five years to ten years	1,158,383	1,201,878	7,741,431
Due after ten years	420,864	429,079	3,906,452

Total	¥2,131,164	¥2,188,070	¥54,746,665

Realized Gains and Losses and Transfers of Investment Securities

For the fiscal years ended March 31, 2011, 2012 and 2013, gross realized gains on sales of investment securities available for sale were ¥270,384 million, ¥233,253 million and ¥282,609 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥35,966 million, ¥56,226 million and ¥31,906 million, respectively.

In the second half of the fiscal year ended March 31, 2012, the MUFG Group determined that it no longer had the intent to hold a certain security, which had a carrying value of ¥7,856 million, to maturity in response to a significant deterioration in the issuer’s creditworthiness. As a result, the MUFG Group transferred from Securities being held to maturity to Securities available for sale. The MUFG Group sold all amount of such security by March 31, 2012. The realized losses resulting from the sale of the security recognized in the second half of the fiscal year ended March 31, 2012 were ¥691 million.

For the fiscal year ended March 31, 2013, the MUFG Group determined that it no longer had the intent to hold certain securities, which had a carrying value of ¥47,566 million, to maturity in response to a significant deterioration in the issuers’ creditworthiness. As a result, the MUFG Group transferred these securities from Securities being held to maturity to Securities available for sale. These securities were sold and the MUFG Group recorded a loss of ¥1,518 million for the fiscal year ended March 31, 2013.

On September 30, 2012, UNBC transferred certain CLOs with a carrying amount of ¥88,799 million from Securities being held to maturity to Securities available for sale, due to a significant increase in the risk weights of debt securities used for regulatory capital purposes under rules proposed by the U.S. federal banking agencies in June 2012. The Notices of Proposed Rulemaking (“NPRs”) would revise regulatory capital rules for U.S. Banking organizations and align them with the Basel III capital framework issued by the Basel Committee on Banking Supervision. Although the NPRs have not yet been formally adopted, UNBC was required to include in its 2013 annual capital plan certain capital projections pursuant to the NPRs that adversely affect the risk weights of the transferred CLOs. These regulatory capital changes were not foreseeable when UNBC initially transferred the CLOs from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010 . Accordingly, UNBC no longer intended to hold these securities to maturity. The carrying amount of the CLOs immediately prior to the transfer on September 30, 2012, totaled ¥88,799 million, which included ¥24,026 million of unrealized losses in unamortized OCI. Following the transfer, the securities were recorded at fair value, with an unrealized loss of ¥4,949 million recorded in OCI.

The MUFG Group transferred securities available for sale of ¥12,356 million to Securities being held to maturity during the fiscal year ended March 31, 2013. The MUFG Group has asserted the positive intent and ability to hold these securities to maturity.

Other-than-temporary Impairments of Securities Available for Sale and Being Held to Maturity

For the fiscal years ended March 31, 2011, 2012 and 2013, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥139,020 million, ¥195,684 million and ¥124,172 million, respectively, which were included in Investment securities gains—net in the accompanying consolidated statements of income. The losses of ¥139,020 million for the fiscal year ended March 31, 2011 included losses of ¥20,488 million from debt securities available for sale mainly classified as corporate bonds and ¥115,650 million from marketable equity securities. The losses of ¥195,684 million for the fiscal year ended March 31, 2012 included losses of ¥13,782 million from debt securities available for sale mainly classified as corporate bonds, and ¥176,073 million from marketable equity securities. The losses of ¥124,172 million for the fiscal year ended March 31, 2013 included losses of ¥8,329 million from debt securities available for sale mainly classified as corporate bonds, and ¥113,479 million from marketable equity securities.

Gross Unrealized Losses and Fair Value

The following tables show the unrealized gross losses and fair values of investment securities available for sale and being held to maturity at March 31, 2012 and 2013 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

	Less than 12 months		12 months or more		Total
At March 31, 2013:	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,859,342	¥672	¥584,048	¥2,926	¥7,443,390	¥3,598	33
Japanese prefectural and municipal bonds	1,486	4	—	—	1,486	4	1
Foreign governments and official institutions bonds	157,287	2,867	11,332	155	168,619	3,022	108
Corporate bonds	76,521	306	56,953	391	133,474	697	1,360
Residential mortgage-backed securities	102,511	276	25,766	1,225	128,277	1,501	182
Commercial mortgage-backed securities	58,459	530	12,134	40	70,593	570	24
Asset-backed securities	17,239	37	85,069	3,729	102,308	3,766	131
Other debt securities	71,217	4,898	—	—	71,217	4,898	49
Marketable equity securities	15,143	694	870	121	16,013	815	23

Total	¥7,359,205	¥10,284	¥776,172	¥8,587	¥8,135,377	¥18,871	1,911

Securities being held to maturity:
Debt securities:
Residential mortgage-backed securities	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Total	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other than temporary.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of March 31, 2013, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not because of credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying consolidated statements of income.

Residential and commercial mortgage-backed securities

As of March 31, 2013, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises (“GSEs”) of the United States and collateralized by residential mortgage loans, are primarily driven by changes in interest rates and not because of credit losses while the unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSEs are primarily driven by investment grade, and the MUFG Group expects to recover the entire amortized cost basis of these securities with consideration of expected cash flow analysis and other factors. As such, no impairment loss was recorded in the accompanying consolidated statements of income.

Asset-backed securities

As of March 31, 2013, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by the loan assets, and pay the note holders through the receipt of interest and principal repayments from the underlying loan assets. Certain of these CLOs are highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Any security with credit rating deterioration is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality deterioration on such securities at March 31, 2013. As a result, although the fair value of the CLOs portfolio declined during the years ended March 31, 2012 and 2013, no other-than-temporary impairment loss was recorded in the accompanying consolidated statements of income.

Corporate bonds

As of March 31, 2013, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each fiscal year represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥36,591	¥35,458	¥30,066

Additions:
Initial credit impairments	14,087	8,596	5,347
Subsequent credit impairments	6,401	5,186	2,982

Reductions:
Securities sold or matured	(21,621)	(19,174)	(13,870)

Balance at end of fiscal year	¥35,458	¥30,066	¥24,525

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2012 and 2013 was ¥18,334 million and ¥13,047 million, respectively. Of which, the credit loss component recognized in earnings was ¥30,066 million and ¥24,525 million, and the remaining amount related to all other factors recognized in Accumulated other comprehensive income (loss) before taxes was ¥11,732 million and ¥11,479 million at March 31, 2012 and 2013, respectively.

Other debt securities

As of March 31, 2013, other debt securities primarily consist of private placement tax-exempt debt conduit bonds, which are largely not rated. The MUFG Group estimated loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment loss, which is performed when the fair value of a security is lower than its amortized cost. Based on the analysis, no other-than-temporary impairment loss was recorded in the accompanying consolidated statement of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2013, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and the fact that the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.